Basis of Preparation	12 Months Ended
Dec. 31, 2017
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Basis of Preparation

Note 2. Basis of Preparation

2.1 Statement of compliance

The consolidated financial statements of Coca-Cola FEMSA S.A.B. de C.V. and its subsidiaries for the year ended December 31, 2017 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer John Santa Maria Otazua and Chief Financial and Administrative Officer Héctor Treviño Gutiérrez on February 21, 2018. Those consolidated financial statements and notes were then approved by the Company’s Board of Directors meeting on February 21, 2018 and by the Shareholders on March 9, 2018.The accompanying consolidated financial statements were approved for issuance in the Company´s annual report on Form 20-F by the Company´s Chief Executive Officer and Chief Financial Officer on April 13, 2017 and subsequent events have been considered through that date (See Note 28).

2.2 Basis of measurement and presentation

The consolidated financial statements have been prepared on the historical cost basis except for the following:

•	Derivative financial instruments

•	Trust assets of post-employment and other non-current employee benefit plans

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortised cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.

The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are stated in terms of the measuring unit current at the end of the reporting period.

2.2.1 Presentation of consolidated income statement

The Company classifies its costs and expenses by function in the consolidated income statement in order to conform to industry practices.

2.2.2 Presentation of consolidated statements of cash flows.

The Company´s consolidated statement of cash flows is presented using the indirect method.

2.2.3 Convenience translation to U.S. dollars ($)

The consolidated financial statements are stated in millions of mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position as of December 31, 2017, the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2017 were converted into U.S. dollars at the exchange rate of Ps 19.64 per U.S. dollar as published by the Federal Reserve Bank of New York on December 29, 2017, the last date in 2017 for which information is available. This arithmetic conversion should not be construed as representations that the amounts expressed in mexican pesos may be converted into U.S. dollars at that or any other exchange rate. As of March 05, 2018 (the issuance date of these financial statements) such exchange rate was Ps. 18.89 per U.S. dollar, an appreciation of 3.81% since December 31, 2017.

2.3 Critical accounting judgments and estimates

In the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements

In the process of applying the Company’s accounting policies, management has made the following judgements which have the most significant effects on the amounts recognized in the consolidated financial statements.

2.3.1 Key sources of estimation uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and other depreciable long-lived assets

Intangible assets with indefinite lives as well as goodwill are subject to impairment tests annually or whenever indicators of impairment are present. Impairment exists when the carrying value of an asset or cash generating unit (CGU) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales transactions in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company initially calculates an estimation of the value in use of the cash-generating units to which such assets have been allocated. Impairment losses are recognized in current earnings in the period the related impairment is determined.

The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. These calculations are corroborated by valuation multiples or other available fair value indicators. The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.16 and 11.

2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives

Property, plant and equipment, including returnable bottles which expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/ amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets; see Notes 3.12, 10 and 11.

2.3.1.3 Post-employment and other non-current employee benefits

The Company regularly evaluates the reasonableness of the assumptions used in its post-employment and other non-current employee benefit computations. Information about such assumptions is described in Note 15.

2.3.1.4 Income taxes

Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the expected timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and future tax planning strategies, see Note 23.

2.3.1.5 Tax, labor and legal contingencies and provisions

The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 24. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/ or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

2.3.1.6 Valuation of financial instruments

The Company is required to measure all derivative financial instruments at fair value.

The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 19.

2.3.1.7 Business combinations

Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred to the Company and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized and measured at their fair value, except that:

•	deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;

•	liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2, Share- Based Payment at the acquisition date, see Note 3.24;

•	assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and

•	indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.

For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, specially in forecasting CGU’s cash flows, in the computation of weighted average cost of capital (WACC) and estimation of inflation during the identification of intangible assets with indefinite live, mainly, distribution rights.

2.3.1.8 Investments in associates

If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee requires a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances, which may indicate that the Company is in a position to exercise significant influence over a less than 20 per cent-owned corporate investee:

•	representation on the board of directors or equivalent governing body of the investee;

•	participation in policy-making processes, including participation in decisions about dividends or other distributions;

•	material transactions between the Company and the investee;

•	interchange of managerial personnel; or

•	provision of essential technical information.

Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.

In addition, the Company evaluates the indicators that provide evidence of significant influence:

•	the Company’s extent of ownership is significant relative to other shareholdings (i.e. a lack of concentration of other shareholders);

•	the Company’s significant shareholders, its parent, fellow subsidiaries, or officers of the Company, hold additional investment in the investee; and

•	the Company is a part of significant investee committees, such as the executive committee or the finance committee.

2.3.1.9 Joint Arrangements

An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it shall assess whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances:

a)	If all the parties, or a group of the parties, control the arrangement, considering definition of joint control, as described in Note 3.1; and

b)	If decisions about the relevant activities require the unanimous consent of all the parties, or of a group of the parties

As mentioned in Note 4 and 9, until January 2017, the Company accounted for its 51% investment in Coca-Cola FEMSA Philippines, Inc. (CCFPI) as a joint venture, based on the facts that until such date the Company and TCCC: (i) make all operating decisions jointly during the initial four-year period and (ii) potential voting rights to acquire the remaining 49% of CCFPI were not probable to be exercised in the foreseeable future because the related call option remains “out of the money”.

2.3.1.10 Venezuela Exchange Rates and Consolidation

As further explained in Note 3.3 below, as of December 31, 2017, the exchange rate used to translate the financial statements of the Company’s Venezuelan operations for reporting purposes into the consolidated financial statements, was 22,793 bolivars per US dollar.

As also explained in Note 3.3 below, effective December 31, 2017 the Company deconsolidated its operations in Venezuela due to the to the political and economic conditions in that country and began accounting for the operations under the fair value method. Consequently beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translations differences will be recognized for Venezuela’s operations in other comprehensive income.

2.4 Changes in accounting policies

The Company has applied the following amendments to the standards, which are effective for annual periods beginning on or after January 2017, their application has no significant effects:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments to IAS 7 Statement of Cash Flows, require that the following changes in liabilities arising from financing activities be disclosed separately from changes in other assets and liabilities: (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair values; and (v) other changes.

Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the statement of cash flows as cash flows from financing activities. (See Note 17.1).

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealised Losses

The amendments clarify that the Company needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of that deductible temporary difference. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

Entities are required to apply the amendments retrospectively. However, on initial application of the amendments, the change in the opening equity of the earliest comparative period may be recognized in opening retained earnings (or in another component of equity, as appropriate), without allocating the change between opening retained earnings and other components of equity. Entities applying this relief must disclose that fact.